Equity (Changes In Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Equity [Abstract]
Beginning balance, Fair value of derivatives	$ (4,898)		$ (9,873)
Current period other comprehensive income (loss), Net change in fair value of derivatives	4,542	[1]	4,975	[1]	(1,360)	[1]
Ending balance, Fair value of derivatives	(356)		(4,898)		(9,873)
Beginning balance, Fair value of pension obligations	(4,992)		(4,528)
Current period other comprehensive income (Loss), Net change in fair value of pension obligations	(1,547)	[2]	(464)	[2]	(4,528)	[2]
Ending balance, Fair value of pension obligations	(6,539)		(4,992)		(4,528)
Beginning balance, Total	(9,890)		(14,401)
Total other comprehensive income (loss):	2,995		4,511		(5,888)
Ending balance, Total	$ (6,895)		$ (9,890)		$ (14,401)

[1]	In 2014 we reclassified $3.1 million from accumulated other comprehensive income (loss) to interest expense in the income statement. In 2013 and 2012 we entered into interest rate swaps for which we applied cash flow hedge accounting treatment. During these years no amounts were reclassified from accumulated other comprehensive (loss) income to the income statement.
[2]	We recognize the actuarial gains or losses that arise during the period as a component of other comprehensive (loss) income.